UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Annual Report

August 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-ANN-1014
1.861961.106

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Life of Fund A
Fidelity® High Income Central Fund 2	9.97%	11.91%	10.32%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds gained 10.61% for the 12 months ending August 31, 2014, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, continuing its strong multiyear run despite a late-period sell-off. High yield benefited from a low default rate, solid corporate fundamentals and unprecedented monetary support from central banks worldwide. The index rose strongly to begin the period, as the U.S. Federal Reserve held off tapering and fear of rising rates abated on weaker-than-expected economic data. High yield continued to steadily advance into 2014, shrugging off slowing economic growth in China, Fed tapering that began in January, rising geopolitical tension and a U.S. economy that was set back by severe weather. The tide shifted in July, with investors selling high yield at a record pace amid unfavorable supply/demand dynamics and concern that the Fed could tighten monetary policy sooner than anticipated. Fed Chair Janet Yellen contributed to the panic in mid-July by suggesting high-yield valuations "appear stretched." The BofA Merrill Lynch index returned about -1% in July, its first monthly decline since August 2013, even though many of the underlying fundamentals supporting the asset class remained in place. Indeed, the index bounced back in August, advancing roughly 2% as valuation concerns ebbed.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Central Fund 2: For the year, the fund returned 9.97%, lagging the BofA Merrill Lynch index. Relative to the index, the biggest detractor by far was the fund's cash stake of about 5%, on average. Stock selection in the utilities sector also detracted, especially a position in GenOn Energy, which was hampered by declining power prices. As power prices recovered toward the end of the period, however, it enabled this utility company's bonds to make up some of its prior losses. Another relative detractor was TXU Energy, a strong-performing electricity producer in which, unfortunately, the fund was significantly underweighted, on average. Elsewhere, the fund's result was hurt by a position in Claire's Stores, a retailer for young women and girls that generated weaker-than-expected same-store sales. On the positive side, the fund benefited from its large underweighting in NII Holdings, a telecommunication services provider serving Latin America that saw its bonds perform poorly on weak financial results. The fund also was helped by its position in Avaya, a provider of business-oriented telecommunication systems. As the company reported better-than-anticipated financial results, its bonds recovered off of their previously extreme lows. TXU and NII were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.0026%	$ 1,000.00	$ 1,025.20	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.19	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.3	1.2
Tenet Healthcare Corp.	1.9	1.5
Laureate Education, Inc.	1.8	1.0
International Lease Finance Corp.	1.5	2.2
CCO Holdings LLC/CCO Holdings Capital Corp.	1.4	1.5
	8.9
Top Five Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.2	9.4
Energy	9.1	9.3
Telecommunications	8.5	9.1
Diversified Financial Services	5.6	6.2
Cable TV	5.2	4.1
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
AAA,AA,A 0.0%	AAA,AA,A 0.1%
BBB 0.5%	BBB 1.3%
BB 28.3%	BB 27.7%
B 45.1%	B 45.0%
CCC,CC,C 15.4%	CCC,CC,C 15.9%
Not Rated 0.9%	Not Rated 0.8%
Other Investments 2.1%	Other Investments 2.1%
Short-Term Investments and Net Other Assets 7.7%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *		As of February 28, 2014 **
	Nonconvertible Bonds 77.7%		Nonconvertible Bonds 80.8%
	Convertible Bonds, Preferred Stocks 2.1%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 0.3%		Common Stocks 0.3%
	Bank Loan Obligations 10.3%		Bank Loan Obligations 9.0%
	Other Investments 1.9%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 7.7%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	21.5%	** Foreign investments	17.4%

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Corporate Bonds - 78.0%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 388,000	$ 342,100
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	3,320,000	2,386,250
TOTAL CONVERTIBLE BONDS		2,728,350
Nonconvertible Bonds - 77.7%
Aerospace - 0.4%
GenCorp, Inc. 7.125% 3/15/21	205,000	220,888
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	890,000	967,875
TransDigm, Inc.:
6% 7/15/22 (e)	845,000	859,788
6.5% 7/15/24 (e)	830,000	850,750
Triumph Group, Inc.:
4.875% 4/1/21	420,000	418,950
5.25% 6/1/22 (e)	360,000	359,100
		3,677,351
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (e)	485,000	509,250
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21	141,338	146,992
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (c)	31,995	0
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	365,000	376,863
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	163,525
		1,196,630
Automotive - 1.4%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	225,000	231,750
6.25% 3/15/21	605,000	641,300
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (e)(g)	465,000	434,775
Chassix, Inc. 9.25% 8/1/18 (e)	325,000	336,375
Chrysler Group LLC/CG Co-Issuer, Inc. 8.25% 6/15/21	1,010,000	1,128,675
Dana Holding Corp.:
6.5% 2/15/19	330,000	344,025
6.75% 2/15/21	360,000	384,300
Gates Global LLC / Gates Global Co. 6% 7/15/22 (e)	1,415,000	1,400,850
General Motors Acceptance Corp. 8% 11/1/31	1,625,000	2,096,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Financial Co., Inc. 4.25% 5/15/23	$ 360,000	$ 367,650
International Automotive Components Group SA 9.125% 6/1/18 (e)	615,000	653,438
Jaguar Land Rover PLC 4.125% 12/15/18 (e)	1,470,000	1,492,050
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,380,000	1,407,600
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(g)	920,000	969,450
Stoneridge, Inc. 9.5% 10/15/17 (e)	195,000	205,238
Tenneco, Inc. 7.75% 8/15/18	330,000	344,025
		12,437,751
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
2.9136% 7/18/16 (g)	1,055,000	1,075,574
7.5% 9/15/20	2,440,000	2,918,850
8% 3/15/20	1,940,000	2,357,100
Ocwen Financial Corp. 6.625% 5/15/19 (e)	1,220,000	1,183,400
Royal Bank of Scotland Group PLC 5.125% 5/28/24	2,350,000	2,397,099
		9,932,023
Broadcasting - 0.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,025,000	1,014,750
10% 1/15/18	2,685,000	2,503,763
11.25% 3/1/21	760,000	843,600
Starz LLC/Starz Finance Corp. 5% 9/15/19	685,000	705,550
Univision Communications, Inc. 6.875% 5/15/19 (e)	925,000	980,500
		6,048,163
Building Materials - 3.1%
Associated Materials LLC 9.125% 11/1/17	275,000	275,688
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	605,963
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,680,000	1,906,800
CEMEX Finance LLC:
6% 4/1/24 (e)	985,000	1,024,400
9.375% 10/12/22 (e)	2,535,000	2,991,300
CEMEX S.A.B. de CV:
5.2341% 9/30/15 (e)(g)	800,000	823,520
5.875% 3/25/19 (e)	490,000	513,275
7.25% 1/15/21 (e)	3,675,000	4,037,906
CPG Merger Sub LLC 8% 10/1/21 (e)	1,170,000	1,228,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
HD Supply, Inc.:
7.5% 7/15/20	$ 1,805,000	$ 1,940,375
11.5% 7/15/20	2,555,000	3,002,125
Headwaters, Inc.:
7.25% 1/15/19	500,000	526,250
7.625% 4/1/19	2,190,000	2,310,450
Interline Brands, Inc. 10% 11/15/18 pay-in-kind (g)	195,000	206,213
Masonite International Corp. 8.25% 4/15/21 (e)	640,000	694,400
Ply Gem Industries, Inc. 6.5% 2/1/22 (e)	1,105,000	1,096,713
U.S. Concrete, Inc. 8.5% 12/1/18	1,006,000	1,086,480
USG Corp.:
5.875% 11/1/21 (e)	530,000	553,850
7.875% 3/30/20 (e)	750,000	817,500
8.375% 10/15/18 (e)	1,265,000	1,325,088
		26,966,796
Cable TV - 4.8%
Altice S.A. 7.75% 5/15/22 (e)	7,490,000	7,958,125
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,100,000	1,094,500
5.25% 3/15/21	680,000	695,300
5.75% 9/1/23	1,235,000	1,268,963
5.75% 1/15/24	2,220,000	2,269,950
6.5% 4/30/21	2,970,000	3,155,625
6.625% 1/31/22	2,305,000	2,474,879
7.375% 6/1/20	900,000	972,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,735,000	1,821,750
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	470,000	465,888
DISH DBS Corp.:
5% 3/15/23	865,000	860,675
5.125% 5/1/20	350,000	358,750
5.875% 7/15/22	550,000	583,660
6.75% 6/1/21	1,312,000	1,467,734
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	1,165,000	1,307,713
Lynx I Corp. 5.375% 4/15/21 (e)	500,000	520,000
Numericable Group SA:
4.875% 5/15/19 (e)	2,735,000	2,769,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Numericable Group SA: - continued
6% 5/15/22 (e)	$ 2,430,000	$ 2,502,900
6.25% 5/15/24 (e)	680,000	701,250
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	265,000	282,888
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	3,785,000	4,002,638
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	880,000	963,600
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	450,000	487,125
Virgin Media Finance PLC 4.875% 2/15/22	645,000	615,975
VTR Finance BV 6.875% 1/15/24 (e)	940,000	1,008,150
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (e)(g)	205,000	210,638
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,290,000	1,406,100
		42,225,964
Capital Goods - 0.9%
Amsted Industries, Inc. 5% 3/15/22 (e)	470,000	473,525
Belden, Inc. 5.25% 7/15/24 (e)	220,000	216,700
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	361,563
General Cable Corp. 5.75% 10/1/22	2,673,000	2,659,635
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	2,385,000	2,480,400
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	1,135,000	1,257,013
		7,448,836
Chemicals - 3.5%
Chemtura Corp. 5.75% 7/15/21	415,000	431,600
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,810,000	5,062,525
Huntsman International LLC 4.875% 11/15/20	755,000	770,100
INEOS Finance PLC 7.5% 5/1/20 (e)	590,000	637,200
INEOS Group Holdings SA 5.875% 2/15/19 (e)	885,000	907,125
LSB Industries, Inc. 7.75% 8/1/19	300,000	327,750
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	2,315,000	2,170,313
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	2,725,000	2,704,563
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,400,000	1,456,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	$ 7,047,000	$ 7,557,908
Tronox Finance LLC 6.375% 8/15/20	8,190,000	8,435,700
		30,460,784
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (e)	445,000	440,550
Elizabeth Arden, Inc. 7.375% 3/15/21	925,000	867,188
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	220,000	236,500
6.625% 11/15/22	255,000	276,038
Tempur Sealy International, Inc. 6.875% 12/15/20	395,000	427,588
Wolverine World Wide, Inc. 6.125% 10/15/20	405,000	430,819
		2,678,683
Containers - 4.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (e)(g)	1,940,000	1,975,930
Ardagh Packaging Finance PLC 9.125% 10/15/20 (e)	2,885,000	3,159,075
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (e)	1,010,000	999,900
6.25% 1/31/19 (e)	1,120,000	1,131,200
6.75% 1/31/21 (e)	5,310,000	5,416,200
7% 11/15/20 (e)	284,118	289,090
9.125% 10/15/20 (e)	3,015,000	3,286,350
Ball Corp. 4% 11/15/23	1,110,000	1,062,825
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,730,000	2,716,350
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,520,000	1,491,500
Graphic Packaging International, Inc.:
4.75% 4/15/21	245,000	249,900
7.875% 10/1/18	425,000	443,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,630,200
6.875% 2/15/21	2,115,000	2,265,694
7.875% 8/15/19	755,000	817,288
8.25% 2/15/21	3,105,000	3,388,331
9% 4/15/19	635,000	666,750
9.875% 8/15/19	2,090,000	2,317,288
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp.:
5.25% 4/1/23 (e)	$ 870,000	$ 889,575
6.5% 12/1/20 (e)	920,000	1,012,000
8.375% 9/15/21 (e)	1,560,000	1,755,000
		36,963,509
Diversified Financial Services - 5.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (e)	1,760,000	1,773,200
4.5% 5/15/21 (e)	1,700,000	1,736,040
Aircastle Ltd.:
4.625% 12/15/18	1,015,000	1,045,450
5.125% 3/15/21	1,745,000	1,775,538
6.25% 12/1/19	895,000	968,838
7.625% 4/15/20	595,000	682,941
CIT Group, Inc.:
3.875% 2/19/19	1,875,000	1,898,438
5% 5/15/17	515,000	543,969
5% 8/15/22	675,000	712,125
5.25% 3/15/18	1,360,000	1,451,800
5.375% 5/15/20	1,600,000	1,732,000
5.5% 2/15/19 (e)	915,000	987,056
FLY Leasing Ltd. 6.75% 12/15/20	470,000	499,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	495,000	498,094
4.875% 3/15/19	3,065,000	3,149,288
6% 8/1/20	1,640,000	1,750,700
International Lease Finance Corp.:
4.625% 4/15/21	915,000	936,777
5.875% 8/15/22	570,000	622,725
6.25% 5/15/19	1,830,000	2,028,921
7.125% 9/1/18 (e)	2,680,000	3,075,300
8.25% 12/15/20	140,000	171,150
8.625% 1/15/22	620,000	778,100
8.75% 3/15/17	3,975,000	4,551,375
8.875% 9/1/17	1,460,000	1,697,250
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (e)	415,000	433,675
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (e)	900,000	970,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
4.875% 6/17/19	$ 2,355,000	$ 2,464,508
5.5% 1/25/23	715,000	718,575
6.125% 3/25/24	470,000	482,925
7.25% 1/25/22	535,000	597,194
8% 3/25/20	2,405,000	2,777,775
8.45% 6/15/18	965,000	1,122,971
		44,634,948
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	820,000	873,300
7.625% 3/15/20	1,000,000	1,067,500
Series B, 6.5% 11/15/22	2,160,000	2,311,200
7.625% 3/15/20	2,175,000	2,327,250
MDC Partners, Inc. 6.75% 4/1/20 (e)	568,000	593,560
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	688,425
5% 4/15/22 (e)	2,235,000	2,257,350
		10,118,585
Electric Utilities - 2.1%
Calpine Corp.:
6% 1/15/22 (e)	815,000	878,163
7.875% 1/15/23 (e)	15,000	16,650
GenOn Energy, Inc.:
9.5% 10/15/18	920,000	977,500
9.875% 10/15/20	1,285,000	1,355,675
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (e)	220,000	221,100
InterGen NV 7% 6/30/23 (e)	2,980,000	3,024,700
Mirant Americas Generation LLC:
8.5% 10/1/21	740,000	730,750
9.125% 5/1/31	479,000	465,828
NRG Energy, Inc. 7.875% 5/15/21	465,000	510,338
NSG Holdings II, LLC 7.75% 12/15/25 (e)	946,000	1,021,680
RJS Power Holdings LLC 5.125% 7/15/19 (e)	1,630,000	1,644,263
RRI Energy, Inc. 7.875% 6/15/17	850,000	892,500
The AES Corp.:
3.2286% 6/1/19 (g)	1,130,000	1,135,650
4.875% 5/15/23	2,215,000	2,176,238
5.5% 3/15/24	810,000	824,175
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.: - continued
7.375% 7/1/21	$ 2,015,000	$ 2,307,175
8% 10/15/17	27,000	31,118
		18,213,503
Energy - 8.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	565,000	594,663
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (e)	485,000	470,450
7.375% 11/1/21 (e)	485,000	472,875
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	489,900
7% 5/20/22	985,000	1,068,725
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	695,000	731,488
6.5% 5/20/21	289,000	304,895
Antero Resources Finance Corp. 5.375% 11/1/21	1,065,000	1,096,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	1,750,000	1,693,125
5.875% 8/1/23	1,155,000	1,172,325
6.625% 10/1/20	650,000	685,750
Baytex Energy Corp.:
5.125% 6/1/21 (e)	415,000	415,519
5.625% 6/1/24 (e)	415,000	415,000
Chesapeake Energy Corp.:
3.4836% 4/15/19 (g)	915,000	924,150
4.875% 4/15/22	1,995,000	2,087,169
5.375% 6/15/21	1,800,000	1,903,500
5.75% 3/15/23	745,000	831,606
6.125% 2/15/21	1,005,000	1,138,163
6.625% 8/15/20	800,000	922,000
6.875% 11/15/20	540,000	626,400
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	835,000	908,063
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	250,000	267,500
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	1,335,000	1,402,862
Clayton Williams Energy, Inc. 7.75% 4/1/19	915,000	965,325
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (e)	$ 655,000	$ 661,550
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	1,340,000	1,390,250
6.125% 3/1/22	650,000	672,750
7.75% 4/1/19	755,000	802,188
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,825,000	1,893,438
Edgen Murray Corp. 8.75% 11/1/20 (e)	398,000	445,760
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (e)	810,000	860,625
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (e)	565,000	574,181
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	535,000	600,538
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	865,000	912,575
9.375% 5/1/20	1,235,000	1,392,463
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	1,226,000	1,278,105
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	1,125,000	1,155,938
6.75% 1/15/22	940,000	972,900
Forum Energy Technologies, Inc. 6.25% 10/1/21 (e)	470,000	498,200
Gulfmark Offshore, Inc. 6.375% 3/15/22	505,000	508,788
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (e)	920,000	917,700
Kinder Morgan Holding Co. LLC 5% 2/15/21 (e)	720,000	770,400
Kodiak Oil & Gas Corp. 5.5% 1/15/21	310,000	327,050
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	3,315,000	3,422,738
6.5% 5/15/19	1,925,000	1,981,547
8.625% 4/15/20	505,000	539,088
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	296,000	318,200
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (e)	725,000	734,969
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	260,000	278,200
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,670,000	1,657,475
7.5% 11/1/19	2,980,000	3,047,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Pacific Drilling SA 5.375% 6/1/20 (e)	$ 445,000	$ 433,875
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	1,365,000	1,412,775
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	445,000	448,338
5.5% 4/15/23	460,000	481,850
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22 (e)	460,000	469,200
Rosetta Resources, Inc.:
5.625% 5/1/21	725,000	742,219
5.875% 6/1/24	670,000	681,725
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	910,000	960,050
5.625% 4/15/23 (e)	1,885,000	1,960,400
5.75% 5/15/24 (e)	1,335,000	1,388,400
6.25% 3/15/22 (e)	2,180,000	2,365,300
Samson Investment Co. 9.75% 2/15/20 (g)	2,835,000	2,891,700
SemGroup Corp. 7.5% 6/15/21	970,000	1,047,600
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	484,763
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	1,027,000	1,109,160
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	355,000	379,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	680,000	678,300
5.25% 5/1/23	330,000	347,325
6.375% 8/1/22	311,000	337,435
6.875% 2/1/21	580,000	626,400
Tesoro Corp. 5.125% 4/1/24	335,000	335,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	1,025,000	1,073,688
6.125% 10/15/21	890,000	936,725
		71,795,147
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (e)	435,000	444,788
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Entertainment/Film - continued
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.: - continued
5.625% 2/15/24 (e)	$ 215,000	$ 221,450
Regal Entertainment Group 5.75% 3/15/22	895,000	917,375
		1,583,613
Environmental - 2.1%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,750,000	1,863,750
Clean Harbors, Inc.:
5.125% 6/1/21	465,000	471,975
5.25% 8/1/20	725,000	744,938
Covanta Holding Corp.:
5.875% 3/1/24	1,345,000	1,390,394
6.375% 10/1/22	811,000	869,798
7.25% 12/1/20	825,000	891,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	2,780,000	2,974,600
Tervita Corp.:
8% 11/15/18 (e)	5,270,000	5,467,625
9.75% 11/1/19 (e)	1,725,000	1,729,313
10.875% 2/15/18 (e)	1,550,000	1,608,590
		18,011,983
Food & Drug Retail - 1.8%
JBS Investments GmbH:
7.25% 4/3/24 (e)	1,730,000	1,818,663
7.75% 10/28/20 (e)	3,505,000	3,785,400
Minerva Luxmbourg SA 7.75% 1/31/23 (e)	1,800,000	1,908,000
Rite Aid Corp.:
6.75% 6/15/21	6,770,000	7,184,663
7.7% 2/15/27	364,000	404,040
Tops Markets LLC 8.875% 12/15/17	665,000	709,888
		15,810,654
Food/Beverage/Tobacco - 3.0%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	1,972,000	2,090,320
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	1,770,000	1,770,000
Constellation Brands, Inc. 3.75% 5/1/21	370,000	370,463
DS Waters of America, Inc. 10% 9/1/21	620,000	700,600
ESAL GmbH 6.25% 2/5/23 (e)	3,295,000	3,303,238
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	1,565,000	1,670,638
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
H.J. Heinz Co.:
4.25% 10/15/20	$ 900,000	$ 912,375
6.375% 7/15/28	145,000	155,513
H.J. Heinz Finance Co. 7.125% 8/1/39 (e)	840,000	924,000
JBS Finance II Ltd. 8.25% 1/29/18 (e)	1,195,000	1,260,725
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (e)	1,000,000	1,000,000
7.25% 6/1/21 (e)	605,000	645,838
7.25% 6/1/21 (e)	1,940,000	2,070,950
8.25% 2/1/20 (e)	2,780,000	2,992,670
Post Holdings, Inc.:
6% 12/15/22 (e)	870,000	856,950
6.75% 12/1/21 (e)	2,020,000	2,057,875
7.375% 2/15/22	3,250,000	3,412,500
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (e)	200,000	219,000
		26,413,655
Gaming - 1.9%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,245,000	1,335,263
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (e)	1,220,000	1,180,350
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	775,000	621,453
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	1,510,000	1,577,950
Graton Economic Development Authority 9.625% 9/1/19 (e)	520,000	582,400
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	437,800
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	772,200
8.625% 2/1/19	1,910,000	2,249,025
Pinnacle Entertainment, Inc. 6.375% 8/1/21	1,380,000	1,431,750
Scientific Games Corp. 6.625% 5/15/21 (e)	2,350,000	2,044,500
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	438,325
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	2,040,000	2,142,000
Wynn Macau Ltd. 5.25% 10/15/21 (e)	1,260,000	1,282,050
		16,095,066
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 8.6%
Alere, Inc.:
6.5% 6/15/20	$ 2,290,000	$ 2,315,763
7.25% 7/1/18	790,000	833,450
AmSurg Corp. 5.625% 7/15/22 (e)	1,035,000	1,058,288
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	295,000	311,225
Community Health Systems, Inc.:
5.125% 8/1/21 (e)	4,010,000	4,110,250
6.875% 2/1/22 (e)	7,450,000	7,915,625
7.125% 7/15/20	1,115,000	1,206,988
8% 11/15/19	6,147,000	6,684,863
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21 (e)	290,000	294,350
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	1,850,000	1,876,594
Endo Finance Co.:
5.375% 1/15/23 (e)	1,410,000	1,406,475
7% 12/15/20 (e)	375,000	401,250
HCA Holdings, Inc.:
3.75% 3/15/19	1,755,000	1,768,163
5% 3/15/24	1,370,000	1,395,688
5.875% 3/15/22	620,000	674,250
5.875% 5/1/23	510,000	543,150
6.25% 2/15/21	1,045,000	1,136,438
6.5% 2/15/20	2,595,000	2,903,156
7.25% 9/15/20	1,025,000	1,089,063
IMS Health, Inc. 6% 11/1/20 (e)	440,000	462,550
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)(g)	140,000	144,025
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	230,000	250,125
LifePoint Hospitals, Inc. 5.5% 12/1/21 (e)	465,000	486,506
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75% 8/1/22 (e)	730,000	745,513
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	705,000	733,200
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	1,610,000	1,690,500
6.75% 10/15/22	845,000	910,488
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,245,000	1,260,563
5.5% 2/1/21	1,870,000	1,947,138
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International 4.5% 11/15/20	$ 440,000	$ 438,350
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,096,600
4.5% 4/1/21	220,000	220,550
4.75% 6/1/20	620,000	630,850
5% 3/1/19 (e)	1,230,000	1,245,375
6% 10/1/20	960,000	1,041,600
6.25% 11/1/18	460,000	501,400
6.75% 2/1/20	895,000	957,650
8.125% 4/1/22	7,924,000	9,122,447
Valeant Pharmaceuticals International:
5.625% 12/1/21 (e)	590,000	600,325
6.75% 8/15/21 (e)	1,035,000	1,088,044
6.875% 12/1/18 (e)	2,915,000	3,035,244
7% 10/1/20 (e)	715,000	759,688
7.25% 7/15/22 (e)	1,100,000	1,177,000
7.5% 7/15/21 (e)	1,555,000	1,694,950
VPI Escrow Corp. 6.375% 10/15/20 (e)	3,065,000	3,206,756
		75,372,466
Homebuilders/Real Estate - 1.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	880,000	911,900
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,660,000	1,761,675
CBRE Group, Inc. 6.625% 10/15/20	655,000	689,388
iStar Financial, Inc. 4.875% 7/1/18	445,000	442,775
KB Home:
7.25% 6/15/18	230,000	253,000
8% 3/15/20	790,000	892,700
Lennar Corp. 4.5% 6/15/19	415,000	423,300
Standard Pacific Corp.:
8.375% 5/15/18	880,000	1,020,800
8.375% 1/15/21	1,695,000	1,991,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (e)	2,235,000	2,229,413
Toll Brothers Finance Corp. 5.625% 1/15/24	320,000	339,200
WCI Communities, Inc. 6.875% 8/15/21 (e)	385,000	394,144
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (e)	545,000	545,000
5.875% 6/15/24 (e)	395,000	402,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
William Lyon Homes, Inc.:
5.75% 4/15/19	$ 345,000	$ 348,450
8.5% 11/15/20	880,000	972,400
		13,618,670
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	495,000	501,188
6.75% 6/1/19	2,025,000	2,136,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (e)	1,785,000	1,892,100
		4,529,663
Insurance - 0.7%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	4,218,000	4,439,445
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (e)(g)	1,325,000	1,339,906
		5,779,351
Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (e)	1,505,000	1,459,850
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	1,585,000	1,608,775
5.375% 6/1/24 (e)	465,000	467,325
		3,535,950
Metals/Mining - 1.3%
Alpha Natural Resources, Inc.:
6% 6/1/19	325,000	231,563
6.25% 6/1/21	405,000	277,425
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	504,000
CONSOL Energy, Inc. 5.875% 4/15/22 (e)	2,385,000	2,492,325
Eldorado Gold Corp. 6.125% 12/15/20 (e)	440,000	454,300
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (e)	1,270,000	1,390,650
Imperial Metals Corp. 7% 3/15/19 (e)	175,000	163,625
Peabody Energy Corp.:
6% 11/15/18	985,000	1,014,550
7.875% 11/1/26	705,000	726,150
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	455,000	473,200
8.25% 1/15/21 (e)	1,155,000	1,212,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	$ 160,000	$ 171,200
Walter Energy, Inc.:
8.5% 4/15/21	525,000	252,000
9.5% 10/15/19 (e)	1,080,000	1,077,300
11% 4/1/20 pay-in-kind (e)(g)	1,325,000	997,063
		11,438,101
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	4,077,567	0
P.H. Glatfelter Co. 5.375% 10/15/20	330,000	339,900
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	415,000	435,750
Xerium Technologies, Inc. 8.875% 6/15/18	2,575,000	2,729,500
		3,505,150
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	195,000	220,350
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(g)	725,000	712,313
R.R. Donnelley & Sons Co. 6% 4/1/24	400,000	401,000
		1,333,663
Railroad - 0.2%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (e)	140,000	147,700
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,230,000	1,311,488
		1,459,188
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	865,000	929,875
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	665,000	693,263
		1,623,138
Services - 2.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	60,000	65,850
APX Group, Inc.:
6.375% 12/1/19	4,543,000	4,611,145
8.75% 12/1/20	2,235,000	2,223,825
ARAMARK Corp. 5.75% 3/15/20	870,000	911,325
Audatex North America, Inc.:
6% 6/15/21 (e)	610,000	646,600
6.125% 11/1/23 (e)	255,000	270,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (e)	$ 470,000	$ 473,525
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (e)	1,740,000	1,809,600
Corrections Corp. of America 4.125% 4/1/20	1,005,000	996,206
Garda World Security Corp. 7.25% 11/15/21 (e)	370,000	378,788
Hertz Corp.:
5.875% 10/15/20	685,000	704,694
6.25% 10/15/22	735,000	766,238
Laureate Education, Inc. 9.25% 9/1/19 (e)	8,536,000	8,749,400
Seventy Seven Energy, Inc. 6.5% 7/15/22 (e)	470,000	484,100
The Geo Group, Inc.:
5.125% 4/1/23	300,000	291,000
6.625% 2/15/21	235,000	247,925
TMS International Corp. 7.625% 10/15/21 (e)	185,000	196,563
		23,827,084
Shipping - 1.1%
Aguila 3 SA 7.875% 1/31/18 (e)	455,000	473,200
Kenan Advantage Group, Inc. 8.375% 12/15/18 (e)	1,735,000	1,821,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	1,040,000	1,081,600
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	1,845,000	1,909,575
8.125% 2/15/19	2,145,000	2,228,119
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	655,000	678,744
Teekay Corp. 8.5% 1/15/20	825,000	934,313
		9,127,301
Steel - 0.8%
Commercial Metals Co. 4.875% 5/15/23	1,440,000	1,411,200
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	4,625,000	4,682,813
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	435,000	482,850
		6,576,863
Super Retail - 1.8%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(g)	1,105,000	1,080,138
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	855,000	810,113
7.75% 6/1/20 (e)	1,860,000	1,418,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Claire's Stores, Inc.: - continued
8.875% 3/15/19	$ 195,000	$ 172,575
9% 3/15/19 (e)	4,135,000	4,300,400
Limited Brands, Inc. 7% 5/1/20	605,000	685,163
Office Depot, Inc. 9.75% 3/15/19 (e)	460,000	524,400
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	5,985,000	6,448,838
Sonic Automotive, Inc. 5% 5/15/23	130,000	128,375
The Bon-Ton Department Stores, Inc. 8% 6/15/21	545,000	509,575
		16,077,827
Technology - 2.4%
ADT Corp. 6.25% 10/15/21	820,000	867,150
Avaya, Inc. 10.5% 3/1/21 (e)	3,043,138	2,792,079
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	600,000	606,000
BMC Software, Inc. 7.25% 6/1/18	625,000	629,688
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (e)(g)	550,000	528,000
Ceridian Corp. 8.875% 7/15/19 (e)	335,000	375,200
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,050,000	1,002,750
Entegris, Inc. 6% 4/1/22 (e)	265,000	272,950
First Data Corp.:
6.75% 11/1/20 (e)	643,000	696,048
8.25% 1/15/21 (e)	1,212,000	1,321,080
8.75% 1/15/22 pay-in-kind (e)(g)	1,065,000	1,166,175
10.625% 6/15/21	292,000	338,720
11.75% 8/15/21	302,000	357,115
12.625% 1/15/21	635,000	776,288
Infor U.S., Inc. 9.375% 4/1/19	415,000	456,500
Lucent Technologies, Inc. 6.45% 3/15/29	1,365,000	1,334,288
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (e)	655,000	658,275
5.75% 3/15/23 (e)	225,000	236,813
Sanmina Corp. 4.375% 6/1/19 (e)	950,000	957,125
Seagate HDD Cayman 4.75% 1/1/25 (e)	1,095,000	1,116,900
SunGard Data Systems, Inc. 6.625% 11/1/19	615,000	644,213
VeriSign, Inc. 4.625% 5/1/23	695,000	682,838
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	3,015,000	3,361,725
		21,177,920
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - 8.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (e)	$ 605,000	$ 614,075
6.75% 11/15/20 (e)	1,485,000	1,570,388
Altice Financing SA:
6.5% 1/15/22 (e)	3,315,000	3,489,038
7.875% 12/15/19 (e)	350,000	378,637
Altice Finco SA:
8.125% 1/15/24 (e)	2,490,000	2,707,875
9.875% 12/15/20 (e)	1,575,000	1,786,570
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,179,000
Columbus International, Inc. 7.375% 3/30/21 (e)	4,660,000	5,073,575
Crown Castle International Corp. 5.25% 1/15/23	660,000	681,655
Digicel Group Ltd. 6% 4/15/21 (e)	3,455,000	3,558,650
Frontier Communications Corp. 8.5% 4/15/20	1,560,000	1,813,500
Inmarsat Finance PLC 4.875% 5/15/22 (e)	1,410,000	1,413,525
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,900,000	2,889,125
6.625% 12/15/22 (Reg. S)	2,205,000	2,304,225
7.5% 4/1/21	2,155,000	2,332,788
Intelsat Luxembourg SA 7.75% 6/1/21	3,295,000	3,476,225
Level 3 Financing, Inc.:
6.125% 1/15/21 (e)	1,020,000	1,076,100
7% 6/1/20	675,000	727,313
MetroPCS Wireless, Inc. 6.625% 11/15/20	1,705,000	1,790,250
Millicom International Cellular SA 4.75% 5/22/20 (e)	410,000	408,975
SBA Communications Corp. 5.625% 10/1/19	445,000	466,694
Sprint Capital Corp.:
6.875% 11/15/28	2,065,000	2,013,375
6.9% 5/1/19	7,580,000	8,139,025
Sprint Communications, Inc. 6% 11/15/22	1,015,000	1,012,463
Sprint Corp.:
7.125% 6/15/24 (e)	1,160,000	1,183,200
7.25% 9/15/21 (e)	3,850,000	4,081,000
7.875% 9/15/23 (e)	2,570,000	2,756,325
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	655,000	678,744
6.25% 4/1/21	1,310,000	1,359,125
6.464% 4/28/19	2,300,000	2,397,750
6.542% 4/28/20	1,150,000	1,207,500
6.625% 4/1/23	1,440,000	1,515,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
T-Mobile U.S.A., Inc.: - continued
6.633% 4/28/21	$ 970,000	$ 1,020,925
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	1,560,000	1,606,800
ViaSat, Inc. 6.875% 6/15/20	870,000	930,900
Wind Acquisition Finance SA:
4.75% 7/15/20 (e)	2,280,000	2,285,700
7.375% 4/23/21 (e)	1,405,000	1,482,275
		73,408,890
Textiles & Apparel - 0.3%
DPL, Inc. 7.75% 10/15/20 (e)	1,180,000	1,115,100
Hanesbrands, Inc. 6.375% 12/15/20	1,380,000	1,481,775
		2,596,875
TOTAL NONCONVERTIBLE BONDS		677,701,744
TOTAL CORPORATE BONDS (Cost $651,760,434)		680,430,094
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(g) (Cost $36,959)	65,934	43,075
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	9,691	464,780
Building Materials - 0.2%
Nortek, Inc. (a)	18,580	1,548,086
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	763	64,046
Class B (a)	254	21,321
		85,367
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	78,000	159,900
TOTAL COMMON STOCKS (Cost $2,455,408)		2,258,133
Preferred Stocks - 1.8%
	Shares	Value
Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	2,866	$ 3,356,086
Huntington Bancshares, Inc. 8.50%	3,170	4,279,500
		7,635,586
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	1,300	1,563,250
TOTAL CONVERTIBLE PREFERRED STOCKS		9,198,836
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (e)	4,286	4,309,171
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	80,560	2,165,453
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,474,624
TOTAL PREFERRED STOCKS (Cost $11,677,933)		15,673,460
Bank Loan Obligations - 10.3%
	Principal Amount
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (g)	$ 468,810	466,466
Tranche D, term loan 3.75% 6/4/21 (g)	965,000	958,969
		1,425,435
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (g)	517,400	514,813
Chrysler Group LLC term loan 3.25% 12/31/18 (g)	1,536,150	1,516,948
		2,031,761
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	532,325	529,663
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (g)	625,600	622,472
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (g)	445,000	443,331
		1,065,803
Bank Loan Obligations - continued
	Principal Amount	Value
Cable TV - 0.4%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (g)	$ 2,802,601	$ 2,781,581
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (g)	763,385	750,026
		3,531,607
Capital Goods - 0.7%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (g)	4,036,507	4,036,507
Rexnord LLC Tranche B, term loan 4% 8/21/20 (g)	1,621,593	1,611,458
SRAM LLC. Tranche B, term loan 4.0077% 4/10/20 (g)	711,253	697,027
		6,344,992
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (g)	945,030	943,849
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (g)	173,688	172,836
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (g)	1,890,693	1,881,240
		2,054,076
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (g)	852,863	841,136
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (g)	516,100	504,488
Electric Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (g)	1,950,300	1,903,980
Tranche B 2LN, term loan 3.25% 1/31/22 (g)	262,354	257,763
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (g)	713,213	710,574
		2,872,317
Energy - 0.7%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (g)	1,860,000	1,834,127
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (g)	2,410,000	2,458,200
Tranche B 1LN, term loan 3.875% 9/30/18 (g)	1,161,537	1,158,633
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (g)	1,075,000	1,064,250
		6,515,210
Bank Loan Obligations - continued
	Principal Amount	Value
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (g)	$ 582,625	$ 580,440
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (g)	615,000	611,156
		1,191,596
Environmental - 0.4%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (g)	2,254,278	2,226,100
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (g)	733,163	732,246
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (g)	996,525	997,771
		3,956,117
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	2,505,000	2,454,900
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (g)	1,164,150	1,161,240
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (g)	248,125	246,884
		3,863,024
Healthcare - 0.6%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (g)	120,000	119,850
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (g)	485,000	486,819
Tranche B 1LN, term loan 4.5% 4/23/21 (g)	385,000	385,000
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9841% 5/1/18 (g)	977,240	974,797
Tranche B 5LN, term loan 2.9067% 3/31/17 (g)	1,100,478	1,099,157
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (g)	1,609,864	1,599,802
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (g)	565,500	569,034
		5,234,459
Homebuilders/Real Estate - 0.2%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (g)	1,642,870	1,632,602
Hotels - 0.5%
BRE Select Hotels Corp. 7.095% 5/9/18 (g)	1,142,388	1,142,388
Bank Loan Obligations - continued
	Principal Amount	Value
Hotels - continued
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 3.5% 6/27/20 (g)	$ 213,388	$ 211,254
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (g)	2,645,485	2,635,565
		3,989,207
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (g)	2,279,288	2,256,495
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (g)	180,000	180,675
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (g)	470,642	447,110
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (g)	1,958,342	1,950,998
		2,398,108
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (g)	4,718,357	4,647,581
Services - 1.2%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (g)	1,416,450	1,402,286
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (g)	690,091	692,678
Garda World Security Corp.:
term loan 4% 11/8/20 (g)	1,140,735	1,130,753
Tranche DD, term loan 4% 11/8/20 (g)	291,816	289,262
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (g)	6,753,312	6,550,713
		10,065,692
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (g)	545,000	543,638
Tranche B 1LN, term loan 4.5% 4/9/21 (g)	985,000	980,075
		1,523,713
Super Retail - 0.7%
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (g)	1,327,831	1,301,275
Bank Loan Obligations - continued
	Principal Amount	Value
Super Retail - continued
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	$ 1,507,138	$ 1,516,558
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (g)	3,455,137	3,424,905
		6,242,738
Technology - 1.6%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (g)	235,000	235,306
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (g)	1,185,000	1,185,000
Avaya, Inc. Tranche B 3LN, term loan 4.655% 10/26/17 (g)	793,845	768,045
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (g)	3,719,338	3,672,846
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (g)	470,000	464,125
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (g)	625,275	623,712
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (g)	3,946,446	3,906,981
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (g)	923,328	914,094
NXP BV Tranche D, term loan 3.25% 1/11/20 (g)	461,513	458,051
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (g)	423,938	420,758
Tranche 2LN, term loan 8% 4/9/22 (g)	360,000	356,400
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9069% 2/28/17 (g)	247,254	247,563
Tranche E, term loan 4% 3/8/20 (g)	298,494	298,494
		13,551,375
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (g)	540,107	536,845
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (g)	225,000	223,605
		760,450
TOTAL BANK LOAN OBLIGATIONS (Cost $90,437,696)		90,154,169
Preferred Securities - 1.9%
	Principal Amount	Value
Banks & Thrifts - 1.6%
Barclays Bank PLC 7.625% 11/21/22	$ 2,485,000	$ 2,844,000
Barclays PLC:
6.625% (f)(g)	1,975,000	1,967,485
8.25% (f)(g)	1,830,000	1,970,298
Credit Agricole SA 7.875% (e)(f)(g)	1,295,000	1,416,380
Credit Suisse Group 7.5% (e)(f)(g)	1,165,000	1,283,601
JPMorgan Chase & Co.:
6.125% (f)(g)	470,000	494,326
6.75% (f)(g)	1,410,000	1,522,005
Lloyds Banking Group PLC 7.5% (f)(g)	1,690,000	1,795,146
Societe Generale 6% (e)(f)(g)	560,000	538,087
		13,831,328
Diversified Financial Services - 0.3%
Citigroup, Inc. 6.3% (f)(g)	1,410,000	1,464,687
Credit Suisse Group AG 6.25% (e)(f)(g)	1,205,000	1,214,408
		2,679,095
TOTAL PREFERRED SECURITIES (Cost $15,807,053)		16,510,423
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $52,327,313)	52,327,313	52,327,313
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $824,502,796)		857,396,667
NET OTHER ASSETS (LIABILITIES) - 1.7%		14,606,944
NET ASSETS - 100%		$ 872,003,611
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $327,514,127 or 37.6% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,712
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 1,563,250	$ -	$ 1,563,250	$ -
Financials	14,574,990	10,265,819	4,309,171	-
Industrials	1,633,453	1,548,086	-	85,367
Telecommunication Services	159,900	159,900	-	-
Corporate Bonds	680,430,094	-	680,430,094	-
Commercial Mortgage Securities	43,075	-	-	43,075
Bank Loan Obligations	90,154,169	-	88,524,962	1,629,207
Preferred Securities	16,510,423	-	16,510,423	-
Money Market Funds	52,327,313	52,327,313	-	-
Total Investments in Securities:	$ 857,396,667	$ 64,301,118	$ 791,337,900	$ 1,757,649
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.5%
Luxembourg	5.4%
Canada	2.9%
Ireland	2.0%
United Kingdom	1.8%
Cayman Islands	1.5%
Netherlands	1.3%
Austria	1.1%
Bermuda	1.0%
France	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $772,175,483)	$ 805,069,354
Fidelity Central Funds (cost $52,327,313)	52,327,313
Total Investments (cost $824,502,796)		$ 857,396,667
Cash		850,725
Receivable for investments sold		820,769
Dividends receivable		83,523
Interest receivable		12,948,015
Distributions receivable from Fidelity Central Funds		4,226
Total assets		872,103,925

Liabilities
Payable for investments purchased	$ 94,763
Distributions payable	74
Other payables and accrued expenses	5,477
Total liabilities		100,314

Net Assets		$ 872,003,611
Net Assets consist of:
Paid in capital		$ 839,109,740
Net unrealized appreciation (depreciation) on investments		32,893,871
Net Assets, for 7,361,559 shares outstanding		$ 872,003,611
Net Asset Value, offering price and redemption price per share ($872,003,611 ÷ 7,361,559 shares)		$ 118.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Dividends		$ 982,672
Interest		50,993,416
Income from Fidelity Central Funds		46,712
Total income		52,022,800

Expenses
Custodian fees and expenses	$ 18,794
Independent directors' compensation	3,497
Total expenses before reductions	22,291
Expense reductions	(4,495)	17,796
Net investment income (loss)		52,005,004
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,784,287
Change in net unrealized appreciation (depreciation) on investment securities		13,303,382
Net gain (loss)		27,087,669
Net increase (decrease) in net assets resulting from operations		$ 79,092,673

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,005,004	$ 52,380,916
Net realized gain (loss)	13,784,287	11,543,285
Change in net unrealized appreciation (depreciation)	13,303,382	(13,608,361)
Net increase (decrease) in net assets resulting from operations	79,092,673	50,315,840
Distributions to partners from net investment income	(50,302,372)	(48,345,977)
Affiliated share transactions Proceeds from sales of shares	2,002,563	-
Reinvestment of distributions	50,301,466	48,345,049
Net increase (decrease) in net assets resulting from share transactions	52,304,029	48,345,049
Total increase (decrease) in net assets	81,094,330	50,314,912

Net Assets
Beginning of period	790,909,281	740,594,369
End of period	$ 872,003,611	$ 790,909,281
Other Affiliated Information Shares
Sold	17,403	-
Issued in reinvestment of distributions	426,909	416,172
Net increase (decrease)	444,312	416,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 114.34	$ 113.92	$ 106.05	$ 105.40	$ 94.45
Income from Investment Operations
Net investment income (loss) B	7.292	7.828	8.659	9.048	9.362
Net realized and unrealized gain (loss)	3.876	(.180)	6.901	(.660)	9.337
Total from investment operations	11.168	7.648	15.560	8.388	18.699
Distributions to partners from net investment income	(7.058)	(7.228)	(7.690)	(7.738)	(7.749)
Net asset value, end of period	$ 118.45	$ 114.34	$ 113.92	$ 106.05	$ 105.40
Total ReturnA	9.97%	6.79%	15.22%	7.88%	20.25%
Ratios to Average Net AssetsC, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-%	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	6.20%	6.73%	7.93%	8.18%	9.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 872,004	$ 790,909	$ 740,594	$ 642,811	$ 531,596
Portfolio turnover rateD	56%	42%	36%	43%	65%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, equity-debt classifications and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,170,649
Gross unrealized depreciation	(5,628,134)
Net unrealized appreciation (depreciation) on securities	$ 34,542,515

Tax Cost	$ 822,854,152

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $467,246,171 and $439,246,653, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,497.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $998.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2004 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2004 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2004 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that Fidelity bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and Fidelity bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and Fidelity bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Specialized High Income
Central Fund

Annual Report

August 31, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1014
1.820817.109

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Specialized High Income Central Fund	9.53%	10.55%	7.83%

A From September 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds gained 10.61% for the 12 months ending August 31, 2014, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, continuing its strong multiyear run despite a late-period sell-off. High yield benefited from a low default rate, solid corporate fundamentals and unprecedented monetary support from central banks worldwide. The index rose strongly to begin the period, as the U.S. Federal Reserve held off tapering and fear of rising rates abated on weaker-than-expected economic data. High yield continued to steadily advance into 2014, shrugging off slowing economic growth in China, Fed tapering that began in January, rising geopolitical tension and a U.S. economy that was set back by severe weather. The tide shifted in July, with investors selling high yield at a record pace amid unfavorable supply/demand dynamics and concern that the Fed could tighten monetary policy sooner than anticipated. Fed Chair Janet Yellen contributed to the panic in mid-July by suggesting high-yield valuations "appear stretched." The BofA Merrill Lynch index returned about -1% in July, its first monthly decline since August 2013, even though many of the underlying fundamentals supporting the asset class remained in place. Indeed, the index bounced back in August, advancing roughly 2% as valuation concerns ebbed.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Specialized High Income Central Fund: For the year, the fund rose 9.53%, versus 11.12% for The BofA Merrill LynchSM BB US High Yield Constrained Index. I rely on fundamental research, looking at a company's creditworthiness to find attractively valued securities within its capital structure. I invested in companies that were likely to reduce debt and that had strong free cash flow. Security selection in telecommunications and energy dampened performance versus the index, as did underweighting banks & thrifts, reflecting my belief that firms here had challenged fundamental outlooks. An underweighting in Royal Bank of Scotland (RBS), which benefited from the financial support of the British government, was the fund's largest relative detractor. Other positions that hurt relative performance were an overweighting in oil and natural gas producer Exterran Holdings and untimely ownership of cable company Charter Communications. The fund's modest cash position also was a drag on performance. On the plus side, we benefited from holdings in the food, beverage & tobacco segment, particularly an out-of-benchmark position in Brazilian food-processing giant JBS. An overweighting in Puget Energy, an electric utility in Washington state that I sold by period end, also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.0023%	$ 1,000.00	$ 1,026.70	$ .01
Hypothetical A		$ 1,000.00	$ 1,025.19	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.1	2.6
SLM Corp.	2.7	2.4
International Lease Finance Corp.	2.5	2.5
T-Mobile U.S.A., Inc.	2.3	2.2
Sappi Papier Holding GmbH	2.2	1.0
	12.8
Top Five Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	13.4	10.9
Telecommunications	8.6	7.2
Energy	8.5	14.5
Technology	6.8	6.3
Electric Utilities	6.8	6.7
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
BBB 2.3%	BBB 4.2%
BB 73.1%	BB 70.7%
B 19.9%	B 20.7%
CCC,CC,C 0.0%	CCC,CC,C 0.5%
Not Rated 0.0%	Not Rated 0.2%
Other Investments 0.5%	Other Investments 0.0%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Nonconvertible Bonds 87.9%		Nonconvertible Bonds 92.2%
	Convertible Bonds, Preferred Stocks 0.5%		Convertible Bonds, Preferred Stocks 0.0%
	Bank Loan Obligations 5.9%		Bank Loan Obligations 4.1%
	Other Investments 1.5%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.7%
* Foreign investments	28.4%	** Foreign investments	24.0%

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.9%
	Principal Amount	Value
Aerospace - 0.6%
Triumph Group, Inc.:
4.875% 4/1/21	$ 2,425,000	$ 2,418,938
5.25% 6/1/22 (b)	195,000	194,513
		2,613,451
Air Transportation - 1.9%
Allegiant Travel Co. 5.5% 7/15/19	2,200,000	2,282,500
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	553,629	633,905
5.5% 4/29/22	903,546	962,277
9.25% 5/10/17	223,145	247,691
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	690,000	731,400
6.75% 5/23/17	690,000	731,400
8.021% 8/10/22	788,087	917,176
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	993,129	1,109,822
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,048,308	1,153,139
12% 1/15/16 (b)	119,749	132,622
		8,901,932
Automotive - 1.5%
Dana Holding Corp. 6% 9/15/23	1,390,000	1,480,350
General Motors Co. 3.5% 10/2/18	670,000	684,238
General Motors Financial Co., Inc.:
3.25% 5/15/18	690,000	695,175
3.5% 7/10/19	1,135,000	1,143,124
4.75% 8/15/17	395,000	415,343
Schaeffler Finance BV:
4.25% 5/15/21 (b)	625,000	623,438
4.75% 5/15/21 (b)	2,050,000	2,091,000
		7,132,668
Banks & Thrifts - 0.3%
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,150,000	1,173,048
6% 12/19/23	105,000	114,158
		1,287,206
Building Materials - 2.0%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	4,390,000	4,708,275
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Building Materials Corp. of America: - continued
6.875% 8/15/18 (b)	$ 2,435,000	$ 2,526,313
Masco Corp. 5.95% 3/15/22	2,175,000	2,373,469
		9,608,057
Cable TV - 3.5%
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	2,545,000	2,570,450
DISH DBS Corp. 7.875% 9/1/19	2,260,000	2,621,600
Lynx I Corp. 5.375% 4/15/21 (b)	2,355,000	2,449,200
Numericable Group SA:
4.875% 5/15/19 (b)	5,635,000	5,705,438
6% 5/15/22 (b)	1,180,000	1,215,400
6.25% 5/15/24 (b)	1,875,000	1,933,594
		16,495,682
Chemicals - 2.4%
LSB Industries, Inc. 7.75% 8/1/19	1,355,000	1,480,338
NOVA Chemicals Corp. 5.25% 8/1/23 (b)	2,800,000	3,017,000
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,525,000	3,604,313
Tronox Finance LLC 6.375% 8/15/20	3,285,000	3,383,550
		11,485,201
Consumer Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)	1,130,000	1,070,675
Containers - 1.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2318% 12/15/19 (b)(c)	1,145,000	1,139,275
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	7,245,000	7,109,156
		8,248,431
Diversified Financial Services - 13.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (b)	855,000	861,413
4.5% 5/15/21 (b)	3,955,000	4,038,846
Aircastle Ltd.:
4.625% 12/15/18	3,275,000	3,373,250
5.125% 3/15/21	1,735,000	1,765,363
6.25% 12/1/19	4,390,000	4,752,175
6.75% 4/15/17	340,000	369,750
CNH Industrial Capital LLC 3.375% 7/15/19 (b)	1,195,000	1,177,075
FLY Leasing Ltd. 6.75% 12/15/20	4,025,000	4,276,563
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	$ 1,230,000	$ 1,237,688
4.875% 3/15/19	4,400,000	4,521,000
5.875% 2/1/22	6,395,000	6,666,788
6% 8/1/20	2,230,000	2,380,525
ILFC E-Capital Trust I 5.02% 12/21/65 (b)(c)	1,875,000	1,811,719
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	1,545,000	1,533,413
International Lease Finance Corp.:
3.875% 4/15/18	1,510,000	1,534,538
4.625% 4/15/21	510,000	522,138
5.875% 4/1/19	485,000	529,863
5.875% 8/15/22	775,000	846,688
6.25% 5/15/19	3,380,000	3,747,406
8.75% 3/15/17	4,135,000	4,734,575
SLM Corp.:
4.875% 6/17/19	2,310,000	2,417,415
5.5% 1/15/19	4,715,000	5,009,688
5.5% 1/25/23	3,135,000	3,150,675
8% 3/25/20	455,000	525,525
8.45% 6/15/18	1,220,000	1,419,714
		63,203,793
Diversified Media - 0.8%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	1,335,000	1,341,675
5% 4/15/22 (b)	270,000	272,700
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	2,050,000	2,121,750
		3,736,125
Electric Utilities - 5.9%
Atlantic Power Corp. 9% 11/15/18	4,620,000	4,816,350
NRG Energy, Inc. 6.25% 7/15/22 (b)	1,040,000	1,089,400
NSG Holdings II, LLC 7.75% 12/15/25 (b)	7,385,000	7,975,778
RJS Power Holdings LLC 5.125% 7/15/19 (b)	3,915,000	3,949,256
The AES Corp.:
4.875% 5/15/23	3,400,000	3,340,500
7.375% 7/1/21	5,749,000	6,582,605
		27,753,889
Energy - 8.0%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,890,000	1,989,225
4.875% 3/15/24	265,000	278,648
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Energy Corp.:
4.875% 4/15/22	$ 1,350,000	$ 1,412,370
6.125% 2/15/21	1,965,000	2,225,363
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,025,000	1,089,063
6.125% 7/15/22	1,195,000	1,299,563
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22	1,325,000	1,371,375
Denbury Resources, Inc.:
5.5% 5/1/22	2,025,000	2,075,625
6.375% 8/15/21	4,025,000	4,296,688
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	1,565,000	1,651,075
Exterran Holdings, Inc. 7.25% 12/1/18	5,584,000	5,821,320
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,030,000	2,192,400
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	1,785,000	1,780,538
Hornbeck Offshore Services, Inc.:
5% 3/1/21	475,000	464,313
5.875% 4/1/20	310,000	316,200
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,151,000	3,371,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	615,000	613,463
5.25% 5/1/23	2,175,000	2,289,188
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	245,000	257,863
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	3,096,425
		37,892,275
Entertainment/Film - 0.2%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	850,000	873,375
Food & Drug Retail - 1.5%
JBS Investments GmbH:
7.25% 4/3/24 (b)	2,115,000	2,223,394
7.75% 10/28/20 (b)	1,655,000	1,787,400
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	2,970,000	3,148,200
		7,158,994
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.2%
ESAL GmbH 6.25% 2/5/23 (b)	$ 5,950,000	$ 5,964,875
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	3,930,000	3,930,000
7.25% 6/1/21 (b)	1,855,000	1,980,213
8.25% 2/1/20 (b)	3,235,000	3,482,478
		15,357,566
Gaming - 2.9%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	485,000	503,188
5.375% 11/1/23	1,360,000	1,438,200
MCE Finance Ltd. 5% 2/15/21 (b)	6,485,000	6,452,575
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	1,220,000	1,201,700
Wynn Macau Ltd. 5.25% 10/15/21 (b)	3,990,000	4,059,825
		13,655,488
Healthcare - 5.6%
Community Health Systems, Inc.:
5.125% 8/15/18	5,155,000	5,361,200
5.125% 8/1/21 (b)	3,025,000	3,100,625
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (b)	780,000	840,450
HCA Holdings, Inc.:
3.75% 3/15/19	1,000,000	1,007,500
5% 3/15/24	4,855,000	4,946,031
HealthSouth Corp. 7.25% 10/1/18	1,813,000	1,885,520
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	3,310,000	3,446,538
Tenet Healthcare Corp.:
6% 10/1/20	2,970,000	3,222,450
6.25% 11/1/18	400,000	436,000
Valeant Pharmaceuticals International 6.875% 12/1/18 (b)	2,385,000	2,483,381
		26,729,695
Homebuilders/Real Estate - 3.1%
CBRE Group, Inc.:
5% 3/15/23	825,000	836,385
6.625% 10/15/20	855,000	899,888
D.R. Horton, Inc.:
3.625% 2/15/18	820,000	832,300
3.75% 3/1/19	665,000	666,663
4.375% 9/15/22	1,250,000	1,232,813
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Howard Hughes Corp. 6.875% 10/1/21 (b)	$ 800,000	$ 847,000
Lennar Corp.:
4.125% 12/1/18	1,855,000	1,873,550
4.5% 6/15/19	665,000	678,300
Toll Brothers Finance Corp.:
4% 12/31/18	935,000	951,363
4.375% 4/15/23	2,145,000	2,102,100
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	3,410,000	3,410,000
5.875% 6/15/24 (b)	215,000	219,300
		14,549,662
Leisure - 1.1%
NCL Corp. Ltd. 5% 2/15/18	2,025,000	2,070,563
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,445,000	1,517,250
7.5% 10/15/27	1,415,000	1,630,788
		5,218,601
Metals/Mining - 5.0%
CONSOL Energy, Inc. 5.875% 4/15/22 (b)	3,365,000	3,516,425
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	2,165,000	2,358,497
8.25% 11/1/19 (b)	5,900,000	6,460,500
New Gold, Inc. 6.25% 11/15/22 (b)	2,885,000	3,029,250
Peabody Energy Corp.:
6% 11/15/18	3,350,000	3,450,500
6.25% 11/15/21	755,000	752,169
7.875% 11/1/26	1,380,000	1,421,400
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,020,000	1,060,800
8.25% 1/15/21 (b)	1,735,000	1,821,750
		23,871,291
Paper - 2.2%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	4,850,000	5,092,500
7.75% 7/15/17 (b)	4,550,000	4,970,875
8.375% 6/15/19 (b)	420,000	458,850
		10,522,225
Publishing/Printing - 0.9%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,920,000	3,014,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - continued
R.R. Donnelley & Sons Co.: - continued
7% 2/15/22	$ 620,000	$ 677,350
7.875% 3/15/21	610,000	689,300
		4,381,550
Services - 3.1%
APX Group, Inc. 6.375% 12/1/19	3,240,000	3,288,600
Audatex North America, Inc. 6% 6/15/21 (b)	3,190,000	3,381,400
Bankrate, Inc. 6.125% 8/15/18 (b)	2,870,000	2,956,100
FTI Consulting, Inc. 6.75% 10/1/20	4,685,000	4,942,675
		14,568,775
Shipping - 1.0%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	4,730,000	4,895,550
Steel - 0.4%
Steel Dynamics, Inc. 6.125% 8/15/19	1,787,000	1,912,090
Super Retail - 0.6%
Best Buy Co., Inc. 5% 8/1/18	2,850,000	2,935,500
Technology - 5.6%
Activision Blizzard, Inc. 5.625% 9/15/21 (b)	680,000	735,250
ADT Corp.:
4.125% 4/15/19	3,270,000	3,278,175
4.125% 6/15/23	2,340,000	2,176,200
6.25% 10/15/21	2,720,000	2,876,400
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 2.75% 5/15/17 (b)	930,000	930,000
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,160,000	1,132,450
Micron Technology, Inc. 5.875% 2/15/22 (b)	3,890,000	4,167,163
Nuance Communications, Inc. 5.375% 8/15/20 (b)	6,482,000	6,514,410
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	910,000	914,550
Seagate HDD Cayman 4.75% 1/1/25 (b)	725,000	739,500
VeriSign, Inc. 4.625% 5/1/23	2,390,000	2,348,175
Viasystems, Inc. 7.875% 5/1/19 (b)	920,000	952,200
		26,764,473
Telecommunications - 8.6%
Altice Financing SA:
6.5% 1/15/22 (b)	890,000	936,725
7.875% 12/15/19 (b)	5,840,000	6,317,829
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	4,955,000	4,905,450
Inmarsat Finance PLC 4.875% 5/15/22 (b)	765,000	766,913
MasTec, Inc. 4.875% 3/15/23	1,420,000	1,384,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 2,335,000	$ 2,276,625
8.75% 3/15/32	1,610,000	1,795,150
Sprint Communications, Inc.:
7% 3/1/20 (b)	1,765,000	1,967,975
9% 11/15/18 (b)	5,060,000	6,015,075
Sprint Corp. 7.875% 9/15/23 (b)	1,660,000	1,780,350
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	2,655,000	2,737,969
6.464% 4/28/19	5,460,000	5,692,050
6.5% 1/15/24	1,155,000	1,201,200
6.625% 4/1/23	1,160,000	1,220,900
TW Telecom Holdings, Inc. 5.375% 10/1/22	400,000	435,000
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	1,145,000	1,147,863
		40,581,574
Textiles & Apparel - 0.8%
The William Carter Co. 5.25% 8/15/21	3,730,000	3,897,850
TOTAL NONCONVERTIBLE BONDS (Cost $407,475,000)		417,303,644
Nonconvertible Preferred Stocks - 0.5%
Shares
Banks & Thrifts - 0.5%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $2,193,730)	89,708	2,245,391
Bank Loan Obligations - 5.9%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (c)	$ 525,000	521,719
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (c)	258,700	257,407
Chrysler Group LLC term loan 3.25% 12/31/18 (c)	518,700	512,216
		769,623
Cable TV - 0.7%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	3,592,782	3,529,908
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (c)	$ 630,000	$ 628,425
Electric Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	4,421,398	4,316,390
Energy - 0.5%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	1,020,000	1,005,812
Fieldwood Energy, LLC Tranche B 1LN, term loan 3.875% 9/30/18 (c)	59,699	59,550
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	1,109,724	1,093,078
		2,158,440
Gaming - 0.8%
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	4,039,151	4,029,054
Healthcare - 0.6%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (c)	1,027,425	1,015,224
Grifols, S.A. Tranche B, term loan 3.1567% 2/27/21 (c)	1,655,850	1,641,361
		2,656,585
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	95,000	95,356
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	1,794,900	1,788,169
Services - 0.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	1,441,388	1,426,974
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	549,275	544,469
Tranche DD, term loan 4% 11/8/20 (c)	140,512	139,283
		2,110,726
Technology - 1.2%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (c)	949,252	943,319
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	1,808,786	1,813,308
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	$ 1,731,560	$ 1,714,245
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	1,007,388	999,832
		5,470,704
TOTAL BANK LOAN OBLIGATIONS (Cost $28,216,905)		28,075,099
Preferred Securities - 1.5%

Banks & Thrifts - 1.5%
Barclays Bank PLC 7.625% 11/21/22 (Cost $6,461,661)	6,175,000	7,067,082
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $13,052,494)	13,052,494	13,052,494
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $457,399,790)		467,743,710
NET OTHER ASSETS (LIABILITIES) - 1.5%		6,896,781
NET ASSETS - 100%		$ 474,640,491
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,315,735 or 39.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,657
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 2,245,391	$ 2,245,391	$ -	$ -
Corporate Bonds	417,303,644	-	417,303,644	-
Bank Loan Obligations	28,075,099	-	28,075,099	-
Preferred Securities	7,067,082	-	7,067,082	-
Money Market Funds	13,052,494	13,052,494	-	-
Total Investments in Securities:	$ 467,743,710	$ 15,297,885	$ 452,445,825	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	71.6%
Austria	4.4%
Bermuda	3.5%
Canada	3.3%
Australia	3.1%
Luxembourg	3.0%
United Kingdom	2.5%
Cayman Islands	2.4%
France	1.9%
Ireland	1.4%
Marshall Islands	1.3%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $444,347,296)	$ 454,691,216
Fidelity Central Funds (cost $13,052,494)	13,052,494
Total Investments (cost $457,399,790)		$ 467,743,710
Receivable for investments sold		2,884,347
Interest receivable		5,992,365
Distributions receivable from Fidelity Central Funds		1,370
Total assets		476,621,792

Liabilities
Payable for investments purchased	$ 1,978,794
Distributions payable	58
Other payables and accrued expenses	2,449
Total liabilities		1,981,301

Net Assets		$ 474,640,491
Net Assets consist of:
Paid in capital		$ 464,296,571
Net unrealized appreciation (depreciation) on investments		10,343,920
Net Assets, for 4,408,052 shares outstanding		$ 474,640,491
Net Asset Value, offering price and redemption price per share ($474,640,491 ÷ 4,408,052 shares)		$ 107.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2014

Investment Income
Dividends		$ 337,126
Interest		22,507,960
Income from Fidelity Central Funds		15,657
Total income		22,860,743

Expenses
Custodian fees and expenses	$ 9,226
Independent directors' compensation	1,767
Total expenses before reductions	10,993
Expense reductions	(2,071)	8,922
Net investment income (loss)		22,851,821
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,656,678
Change in net unrealized appreciation (depreciation) on investment securities		6,595,751
Net gain (loss)		15,252,429
Net increase (decrease) in net assets resulting from operations		$ 38,104,250

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,851,821	$ 22,097,619
Net realized gain (loss)	8,656,678	17,765,974
Change in net unrealized appreciation (depreciation)	6,595,751	(22,566,618)
Net increase (decrease) in net assets resulting from operations	38,104,250	17,296,975
Distributions to partners from net investment income	(22,586,931)	(21,554,320)
Affiliated share transactions Proceeds from sales of shares	55,017,221	167,520,818
Reinvestment of distributions	22,586,218	21,504,040
Cost of shares redeemed	(14,977,411)	(253,187,777)
Net increase (decrease) in net assets resulting from share transactions	62,626,028	(64,162,919)
Total increase (decrease) in net assets	78,143,347	(68,420,264)

Net Assets
Beginning of period	396,497,144	464,917,408
End of period	$ 474,640,491	$ 396,497,144
Other Affiliated Information Shares
Sold	511,553	1,582,229
Issued in reinvestment of distributions	211,674	203,038
Redeemed	(141,283)	(2,392,839)
Net increase (decrease)	581,944	(607,572)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 103.63	$ 104.86	$ 98.66	$ 98.10	$ 89.24
Income from Investment Operations
Net investment income (loss) B	5.687	6.163	6.937	7.354	7.729
Net realized and unrealized gain (loss)	3.995	(1.387)	5.796	.073	8.103
Total from investment operations	9.682	4.776	12.733	7.427	15.832
Distributions to partners from net investment income	(5.632)	(6.006)	(6.533)	(6.867)	(6.972)
Net asset value, end of period	$ 107.68	$ 103.63	$ 104.86	$ 98.66	$ 98.10
Total Return A	9.53%	4.58%	13.31%	7.61%	18.23%
Ratios to Average Net Assets C, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any E	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions E	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	5.34%	5.80%	6.82%	7.27%	8.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 474,640	$ 396,497	$ 464,917	$ 420,325	$ 437,584
Portfolio turnover rate D	78%	72%	41%	60%	70%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,128,318
Gross unrealized depreciation	(1,476,353)
Net unrealized appreciation (depreciation) on securities	$ 10,651,965

Tax Cost	$ 457,091,745

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $391,609,568 and $321,733,996, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,767.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $304.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 16, 2014

Annual Report

Directors and Officers (Trustees and Officers)

The Trustees, Member of the Advisory Board, and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Directors and Officers (Trustees and Officers) - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2004 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that Fidelity bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and Fidelity bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and Fidelity bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2014, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$48,000	$-	$6,500	$600
Fidelity Specialized High Income Central Fund	$57,000	$-	$8,200	$600

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$48,000	$-	$6,500	$500
Fidelity Specialized High Income Central Fund	$56,000	$-	$8,200	$500

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$150,000	$1,115,000
Tax Fees	$-	$-
All Other Fees	$740,000	$765,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2014 A	August 31, 2013 A
Deloitte Entities	$1,865,000	$1,990,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J, Galligan III
Chief Financial Officer

Date:	October 28, 2014